Business Combinations	6 Months Ended
Jun. 30, 2026
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3. BUSINESS COMBINATIONS

In accordance with ASC 810, Consolidation (“ASC 810”), Opco is a variable interest entity (“VIE”) for which the Company is the primary beneficiary. The Company, through its wholly-owned subsidiary, EQV Surviving Subsidiary, has power over the activities most significant to the VIE’s economic performance. The Company also indirectly holds Opco Common Units and participates significantly in the VIE’s benefits and losses. The PIH Rollover Holders that directly hold the other Opco Common Units have neither substantive kick-out rights nor substantive participating rights. As such, because the Company has both power and benefits in Opco, the Company determined it is the primary beneficiary of Opco. Therefore, the Company is deemed to be the accounting acquirer in the Business Combination and EQVR Acquisition. EQV represents the Company in the accounting acquirer determination. As the accounting acquirer, EQV’s net assets and stockholders’ equity retain their carrying value.

Pursuant to ASC 805, Business Combinations (“ASC 805”), PIH and EQVR did not meet the definition of a business due to each individually meeting the screen test. The Business Combination and EQVR Acquisition are both accounted for as acquisitions of VIEs that are not a business in accordance with ASC 810. The assets acquired and liabilities assumed are estimated at their acquisition-date fair values under the acquisition method.

In connection with the Business Combination and pursuant to the rollover agreements dated August 5, 2025, certain unitholders of PIH (“PIH Rollover Holders”) exchanged their outstanding equity interests in PIH for 1,676,830 Opco Common Units and an equal number of shares of Class B Common Stock. Following the Closing Date, the Company owned 94.3% of the Opco Common Units. Holders of Opco Common Units (other than the Company) have the right (an “exchange right”), subject to certain limitations, to exchange interests of the Company (each interest consisting of one Opco Common Unit and one share of Class B Common Stock, together the “Company Interests”) for, at the Company’s option, (i) shares of Class A Common Stock on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, or (ii) a corresponding amount of cash. The Company’s decision to make a cash payment or issue shares upon an exercise of an exchange right will be made by the Company’s independent directors. Holders of Opco Common Units (other than the Company) are generally permitted to exercise the exchange right on a quarterly basis, subject to certain de minimis allowances. In addition, additional exchanges may occur in connection with certain specified events, and any exchanges involving more than a specified number of Opco Common Units (subject to the Company’s discretion to permit exchanges of a lower number of Company Interests) may occur at any time with advanced notice. The exchange rights are subject to certain limitations and restrictions intended to reduce the administrative burden of exchanges upon the Company and ensure that Opco will continue to be treated as a partnership for U.S. federal income tax purposes.

Concurrently with the execution of the Business Combination Agreement, EQV and the Company entered into subscription agreements on August 5, 2025 with certain investors (“PIPE Investors”) pursuant to which, among other things, the PIPE Investors subscribed for and purchased an aggregate of 8,750,000 shares of Class A Common Stock issued by the Company following the Domestication for a purchase price of $10.00 per share (the “PIPE Financing”). At the Closing Date, the Company issued an aggregate of 8,750,000 shares of Class A Common Stock to the PIPE Investors.

Concurrently with the execution of the Business Combination Agreement, EQV, the Company and PIH entered into a Series A Preferred Securities Purchase Agreement (the “Series A Securities Purchase Agreement”) on August 5, 2025 with certain investors (the “Series A Preferred Investors”) providing for the purchase, in private placements, of an aggregate of 125,000 shares of Series A preferred stock (“Series A Redeemable Preferred Stock”) and warrants to purchase 937,500 shares of Class A Common Stock with an exercise price of $0.01 per warrant (“Preferred Investor Warrants”) for a cash purchase price of $123.8 million. On February 23, 2026, EQV, the Company and PIH entered into a Series B Preferred Securities Purchase Agreement (the “Series B Securities Purchase Agreement”) with Adage Capital Partners, L.P. (the “Series B Preferred Investor”) providing for the purchase, in a private placement, of an aggregate of 27,173 shares of Series B preferred stock (“Series B Convertible Redeemable Preferred Stock”) convertible into 100 shares of Class A Common Stock and entitled to participate in dividends declared on shares of Class A Common Stock on an as-converted basis, for an aggregate cash purchase price of $25.0 million. Refer to Note 9 — Redeemable Preferred Stock and Stockholders’ Equity for more information regarding the rights and preferences of these instruments.

Certain shareholders entered into a Sponsor Letter Agreement and agreed to be bound by certain restrictions on transfer with respect to their equity interests in EQV prior to the Closing Date and waived any adjustments, including anti-dilution or similar protection, to existing conversion ratios with respect to any equity interests in EQV. The Sponsor also agreed to subject 1,851,161 of its Class B ordinary shares, par value $0.0001 per share, (“Class B Ordinary Shares”) to vesting (or forfeiture) on the basis of achieving certain trading price thresholds during the first five years following the Closing Date pursuant to an earnout program (“Earnout Shares”). The Earnout Shares are subject to forfeiture, and vest in two equal 50% increments if, over any 20 trading days within any 30 consecutive trading-day period during the five years following the Closing Date, the trading share price of the Class A Common Stock is greater than or equal to $12.50 per share and $15.00 per share, respectively, (or if Presidio consummates a sale that would value such shares at the aforementioned thresholds). The Sponsor agreed to subject 3,702,323 of its Class B Ordinary Shares to a dividend reinvestment program during the first three years following the Closing Date (“DRIP Shares”). The DRIP Shares are not subject to forfeiture but vests pursuant to the terms of the dividend reinvestment program in three tranches, with one-third of such shares vesting on the date that is 12 months following the Closing Date, one-half of the remainder of such shares vesting on the date that is 24 months following the Closing Date and the remaining of such shares vesting on the date that is 36 months following the Closing Date. The Sponsor agreed to subject 1,851,161 of its Class B Ordinary Shares to certain “lock-up” provisions during the post-Closing Date lock-up periods (“Lock-Up Shares”). The Lock-Up Shares are restricted from transfer for a period ending on the earlier of the date (i) that is 12 months following the Closing Date and (ii) upon which Presidio completes a liquidation, merger, share exchange or other similar transaction following the Closing Date that results in all the equity holders of Presidio having the right to exchange their shares of Presidio Class A Common Stock for cash, securities or other property, subject to customary exceptions and potential early-release 150 days after the Closing Date based on the stock price sustaining specified price thresholds for 20 trading days within any 30 consecutive trading-day period. In conjunction with the consummation of the Business Combination, these Class B Ordinary Shares were converted into Class A Common Stock.

In connection with the Business Combination and pursuant to the Securities Contribution and Transfer Agreements, the Sponsor forfeited 1,127,963 of its Class B Ordinary Shares as a contribution to EQV. Of the 1,127,963 Class B Ordinary Shares forfeited, 562,746 Class B Ordinary Shares were forfeited in exchange for Presidio issuing 562,746 shares of Class A Common Stock to the PIH Rollover Holders and 565,217 Class B Ordinary Shares were forfeited in exchange for the Company issuing 565,217 shares of Class A Common Stock to the PIPE Investors. Pursuant to the Series B Forfeiture Agreement, the Sponsor also contributed 217,391 Class B Ordinary Shares to EQV in exchange for the Company reserving 217,300 shares of Class A Common Stock to the Series B Preferred Investor.

For the three months ended June 30, 2026 (Successor) and the period from March 4, 2026 through June 30, 2026 (Successor), the Company incurred $0.3 million and $0.5 million of expenses directly related to the Business Combination and EQVR Acquisition, respectively, which are reflected as Acquisition and transaction costs on the condensed consolidated statements of operations. For the period from January 1, 2026 through March 3, 2026 (Predecessor), PIH incurred $7.0 million of expenses directly related to the Business Combination, which are reflected as Acquisition and transaction costs on the condensed consolidated statements of operations. Since the results of operations prior to March 4, 2026 relate to the operations of PIH, transaction costs incurred by EQV were excluded from the Predecessor condensed consolidated statement of operations. Accordingly, for the period from January 1, 2026 through March 3, 2026, transaction costs incurred by EQV of $18.1 million were excluded. On the Closing Date, the Company paid $2.7 million of deferred underwriting costs and $0.7 million of deferred legal fees related to EQV’s initial public offering. The Company also paid $5.2 million of fees related to the issuance of the Class A Common Stock in the PIPE financing which is reflected as a reduction of equity. The Company paid $1.3 million in original issue discounts and $4.1 million in fees related to the issuance of the Series A Redeemable Preferred Stock and Preferred Investor Warrants and accounted for them as a reduction of equity. The Company paid $2.2 million in original issue discounts and $0.3 million in fees related to the issuance of the Series B Convertible Redeemable Preferred Stock and accounted for them as a reduction of equity.

Presidio Investment Holdings LLC

The following table summarizes the total consideration transferred to the PIH unitholders:

(in thousands)
Purchase price:
Cash	$134,994
1,717,391 Class A common stock	18,977
1,000,658 EQV Holdings common units	11,057
Total purchase consideration	$165,028

The fair value of the Class A Common Stock and Opco Common Units has been determined by equating their value to the closing trading price of the Class A Common Stock, which was $11.05 per share as of March 4, 2026. This price was applied to 1,717,391 Class A Common Stock and 1,000,658 Opco Common Units, respectively. An additional 3,551,594 Class A Common Stock, 676,172 Opco Common Units, and $0.3 million of cash transferred to PIH unitholders as settlement of an outstanding PIH share-based compensation liability has been excluded from the calculation of purchase consideration.

The following table summarizes the recognized amounts of identified assets acquired and liabilities assumed:

(in thousands)
Assets acquired
Cash and cash equivalents	$7,926
Restricted cash	11,051
Accounts receivable, oil and gas	23,275
Accounts receivable, joint interest owners	10,779
Derivative assets - current	8,550
Prepaid expenses and other current assets	9,256
Oil and natural gas properties, successful efforts	609,218
Other property and equipment, net	5,221
Derivative assets - noncurrent	4,009
Right-of-use assets	117
Other noncurrent assets	2,097
Total assets acquired	$691,499

Liabilities assumed
Accounts payable	17,139
Production taxes payable	3,991
Revenue and royalties payable	22,639
Derivative liabilities - current	26,943
Current portion of long-term debt	9,142
Lease liabilities, current	122
Other current liabilities	88,852
Long-term debt, net	274,677
Asset retirement obligations	63,390
Derivative liabilities - noncurrent	15,311
Deferred tax liabilities - noncurrent	4,265
Total liabilities assumed	$526,471

Total net assets acquired	$165,028

EQV Resources LLC

The following table summarizes the total consideration transferred to the EQVR unitholders:

(in thousands)
Purchase price:
Cash	$29,022
3,422,260 Class A common stock	37,816
Total purchase consideration	$66,838

The fair value of the 3,422,260 shares of Class A Common Stock is based on the closing trading price as of March 4, 2026 for the Class A Common Stock, which was $11.05 per share.

The following table summarizes the recognized amounts of identified assets acquired and liabilities assumed:

(in thousands)
Assets acquired
Cash and cash equivalents	$694
Accounts receivable, oil and gas	2,277
Accounts receivable, joint interest owners	3,898
Derivative assets - current	1,157
Oil and natural gas properties, successful efforts	89,395
Other property and equipment, net	47
Derivative assets - noncurrent	371
Total assets acquired	$97,839

Liabilities assumed
Accounts payable	4,245
Revenue and royalties payable	7
Derivative liabilities - current	1,678
Other current liabilities	1,372
Asset retirement obligations	15,398
Derivative liabilities - noncurrent	1,402
Deferred tax liabilities - noncurrent	6,899
Total liabilities assumed	$31,001

Total net assets acquired	$66,838